Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
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Property, Plant and Equipment

NOTE 16—PROPERTY, PLANT AND EQUIPMENT

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2018	14	206	1,089	198	10	1,517
Additions	1	5	98	195	4	303
Disposals	—	—	(6)	—	—	(6)
Depreciation expense	(4)	(13)	(161)	—	(6)	(184)
Transfer during the year	6	16	181	(202)	2	3
Effects of changes in foreign exchange rates	1	3	26	3	—	33

Net balance at December 31, 2018	18	217	1,227	194	10	1,666

Cost	33	349	2,000	200	35	2,617
Less accumulated depreciation and impairment	(15)	(132)	(773)	(6)	(25)	(951)

Net balance at December 31, 2018	18	217	1,227	194	10	1,666

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2017	19	209	1,020	221	8	1,477
Additions	1	2	50	224	5	282
Disposals	—	(1)	(3)	—	—	(4)
Depreciation expense	(4)	(13)	(135)	—	(7)	(159)
Transfer during the year	—	18	223	(237)	4	8
Effects of changes in foreign exchange rates	(2)	(9)	(66)	(10)	—	(87)

Net balance at December 31, 2017	14	206	1,089	198	10	1,517

Cost	25	321	1,712	204	29	2,291
Less accumulated depreciation and impairment	(11)	(115)	(623)	(6)	(19)	(774)

Net balance at December 31, 2017	14	206	1,089	198	10	1,517

Building, machinery and equipment includes the following amounts where the Group is a lessee under a finance lease:

	At December 31, 2018			At December 31, 2017
(in millions of Euros)	Gross value	Accumulated depreciation	Net	Gross value	Accumulated depreciation	Net
Building under finance lease	31	(7)	24	30	(5)	25
Machinery and equipment under finance lease	79	(26)	53	62	(27)	35

Total	110	(33)	77	92	(32)	60

The future aggregate minimum lease payments under non-cancellable finance leases are as follows:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Less than 1 year	20	15
1 to 5 years	50	37
More than 5 years	16	19

Total	86	71

The present value of future aggregate minimum lease payments under non-cancellable finance leases are as follows:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Less than 1 year	17	14
1 to 5 years	42	30
More than 5 years	14	16

Total	73	60

Depreciation expense and impairment losses

Total depreciation expense and impairment losses relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Cost of sales	(184)	(160)	(147)
Selling and administrative expenses	(9)	(8)	(6)
Research and development expenses	(4)	(3)	(2)

Total	(197)	(171)	(155)

The amount of contractual commitments for the acquisition of property, plant and equipment is disclosed in NOTE 28—Commitments.

Impairment tests for property, plant and equipment and intangibles assets

No triggering events were identified at December 31, 2018, 2017 and 2016 regarding our cash-generating units.